Income Tax (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of income tax [Abstract]
Schedule of Components of Income Taxes
Year ended December 31,
	2017	2018	2019
	NIS millions	NIS millions	NIS millions

Current tax expense (income)
Current year	27	14	19
Adjustments for prior years, net	(1)	1	(3)
	26	15	16

Deferred tax expense (income)
Creation and reversal of temporary differences	14	(21)	(39)
Change in tax rate	-	-	-
	14	(21)	(39)

Tax on income (tax benefit)	40	(6)	(23)

Schedule of Other Comprehensive Income
Year ended December 31,
	2017	2018	2019
	NIS millions	NIS millions	NIS millions

Before tax	1	(2)	(5)
Tax (benefit) expenses	-	1	1
Net of tax	1	(1)	(4)

Schedule of Reconciliation Between Theoretical Tax on Pre-tax Profit (loss) and Tax Expense (Income)
Year ended December 31,
	2017	2018	2019
	NIS millions	NIS millions	NIS millions

Profit (loss) before taxes on income	153	(70)	(130)
Primary tax rate of the Group	24.0%	23.0%	23.0%

Tax calculated according to the Group’s primary tax rate	37	(16)	(30)

Additional tax (tax saving) in respect of:

Non-deductible expenses	5	6	8
Taxes in respect of previous years	(1)	1	(3)
Other differences	(1)	3	2

Income tax expenses (tax income)	40	(6)	(23)

Schedule of Deferred Tax Assets and Liabilities Recognized
The movement in deferred tax assets and liabilities is attributable to the following items:

	Allowance for doubtful debts	Property, plant and equipment and intangible assets	Carry forward tax deductions and losses	Other	Total
	NIS millions	NIS millions	NIS millions	NIS millions	NIS millions
Balance of deferred tax asset (liability) as at January 1, 2019	45	(196)	17	35	(99)
Changes recognized in profit or loss	(2)	11	30	(1)	38
Changes recognized in other comprehensive income	-	-	-	1	1

Balance of deferred tax asset (liability) as at December 31, 2019	43	(185)	47	35	(60)

Deferred tax asset	43	5	47	42	137
Offset of balances					(137)

Deferred tax asset in the consolidated statements of financial position as at December 31, 2019					-

Deferred tax liability	-	(190)	-	(7)	(197)
Offset of balances					137

Deferred tax liability in the consolidated statements of financial position as at December 31, 2019					(60)

	Allowance for doubtful debts	Property, plant and equipment and intangible assets	Carry forward tax deductions and losses	Other	Total
	NIS millions	NIS millions	NIS millions	NIS millions	NIS millions
Balance of deferred tax asset (liability) as at January 1, 2018	43	(197)	-	23	(131)
Changes recognized in profit or loss	(1)	1	17	4	21
Changes recognized in equity	3	-	-	7	10
Changes recognized in other comprehensive income	-	-	-	1	1

Balance of deferred tax asset (liability) as at December 31, 2018	45	(196)	17	35	(99)

Deferred tax asset	45	5	17	37	104
Offset of balances					(104)

Deferred tax asset in the consolidated statements of financial position as at December 31, 2018					-

Deferred tax liability	-	(201)	-	(2)	(203)
Offset of balances					104

Deferred tax liability in the consolidated statements of financial position as at December 31, 2018					(99)